Capital Management	12 Months Ended
Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Capital Management
13.
Capital Management
(a)
Share capital and share premium

At the date of these consolidated financial statements, the total authorized share capital of the Group was USD 3,000,000, divided into 1,500,000,000 shares par value USD 0.002 each, of which:

• 1,000,000,000 shares are designated as Class A common shares; and

• 250,000,000 shares are designated as Class B common shares.

The remaining 250,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions.

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes each. Each Class B Common Share is convertible into one Class A Common Share automatically upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2024		2023
	Amount	USD	Amount	USD
Issued and Fully Paid Up Shares of USD 0.002 each
Class A Common Shares	151,420,944	302	161,937,473	323
Class B Common Shares	134,054,192	268	134,054,192	268
	285,475,136	570	295,991,665	591
Share Capital evolution
Share Capital as of January 1	295,991,665	591	296,029,870	592
i) Issue of common shares at USD 0.002	1,067,176	2	663,897	—
ii) Warrant exercise (See note 2.11.2)	—	—	6,334,134	13
iii) Repurchase of shares	(11,583,705)	(23)	(7,036,236)	(14)
Share capital as of December 31	285,475,136	570	295,991,665	591

(b) Share Premium

As of December 31, 2024 and 2023, dLocal issued 1,067,176 and 663,897 new Class A Common Shares receiving total proceeds of USD 1,853 and 153, respectively, related to the exercise of share-options.

(c) Treasury Shares

On May 13, 2024, the Board of Directors of Dlocal approved a share buyback program. The Company is authorized, but not obligated to purchase up to $200 million of its Class A common shares from May 15, 2024, to May 31, 2025.

As of December 31, 2024, the Company has repurchased 11,583,705 shares at an average price of USD 8.72 per share, amounting to a total consideration of USD 101,067. The repurchased shares are held as treasury shares and are accounted for at cost.

(d) Capital reserve

The Capital Reserve corresponds to reserves related to share-based payment plans, as described in Note 13: Share-Based Payments and Warrants of the Annual Financial Statements for the year ended December 31, 2024. As of December 31, 2024, the net effect of share-based payments amounts to USD 11,863 comprising USD 23,780 in share-based expenses and USD 11,917 related to the exercise and vesting of share-based plans.

(e) Other Reserves

The reserves for the Group relate to cumulative translation adjustment representing differences on conversion of assets and liabilities at the reporting date.

(f) Earnings per share

The Group calculates basic and diluted earnings per share as discussed in Note 2.13: Equity. The calculations performed to derive basic and diluted EPS during the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Profit attributable to common shareholders (U.S. Dollars)	120,416,000	148,964,000	108,682,969
Weighted average number of common shares	290,014,019	291,982,305	295,623,702
Adjustments for calculation of diluted earnings per share(1)	15,122,271	10,976,123	17,514,944
Weighted average number of common shares for calculating diluted earnings per share	305,136,290	302,958,428	313,138,646
Basic earnings per share	0.42	0.51	0.37
Diluted earnings per share	0.39	0.49	0.35

(1) As of December 31, 2024, reflects to the dilutive effect of i) 8,129,577 average shares related to share-based payment warrants (8,560,918 and 14,865,332, respectively for the years ended December 31, 2023 and December 31, 2022); and ii) 6,992,694 average shares related to share-based payment plans with employees (2,415,205 and 2,649,612, respectively for the years ended December 31, 2023 and December 31, 2022).